8. Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies
Unfunded Commitments	$ 1,344	$ 1,745	$ 1,449